Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases
Schedule of future minimum rental payments under capital and operating leases

	Capital Leases		Operating Leases
	Aircraft*	Other	Aircraft	Other
	(in thousands)
2013	$13,720	$102	$84,983	$4,784
2014	13,803	102	80,051	5,239
2015	13,803	102	79,445	5,204
2016	13,803	102	62,735	5,124
2017	13,803	24	62,213	4,669
Thereafter	73,347	—	194,545	23,304

	142,279	432	$563,972	$48,324

Less amounts representing interest	35,972	67

Present value of minimum capital lease payments	$106,307	$365

(*)
At December 31, 2012, the Company had three aircraft under capital leases (two Boeing 717-200 aircraft and one A330-200 aircraft) that were included in property and equipment on the Consolidated Balance Sheets